Capital	6 Months Ended
Jun. 30, 2025
Share Capital and Share Base Payments [Abstract]
Capital	CapitalShare capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of June 30, 2025, the Company’s share capital amounted to €4,609,522 divided into (i) 92,176,373 ordinary shares, each with a nominal value of €0.05; (ii) 6,489 “2016” preferred shares, each with a nominal value of €0.05, and (iii) 7,581 “2017” preferred shares, each with a nominal value of €0.05, respectively, fully paid up.
Share capital does not include BSAs, BSAAR, AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
On October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the achievement of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
In April 3, 2021, the retention period for the "2017 free preferred shares" has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. According to these same performance criteria, the Executive Board of April 7, 2021 noted that the "2017 preferred shares" did not give right to any ordinary shares. The “2017 preferred shares” will not be redeemed by the Company and will remain incorporated into the capital, unless subsequently decided by the Executive Board. As the conversion is void, the "2017 preferred shares" no longer give the right to vote at our general meetings, nor to receive dividends.
In the six months ended June 30, 2025, a capital increase of 417,269 occurred as a result of the Executive Board decision on April 24, 2025, subsequent to the creation of 8,345,387 ordinary shares following the €15 million investment by Sanofi. This event led to a net capital increase of 417,269 and a net share premium increase of €14,515 thousand with the creation of 8,345,387 ordinary shares, with a nominal value of €0.05Treasury shares
The Company held 18,575 of its own shares as of June 30, 2025 and December 31, 2024, respectively.
Share based payments
The Company has issued BSAs, BSAARs, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 6/30/2025	Number of warrants void as of 6/30/2025	Number of warrants exercised as of 6/30/2025	Number of warrants outstanding as of 6/30/2025	Maximum number of shares to be issued as of 6/30/2025	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	2.04
July 1, 2015	BSAAR 2015	1,050,382	1,048,442	1,940	—	—	7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	-
October 21, 2016	AGAP Employees 2016-1	2,486	251	192	2,043	265,590	-
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	-
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	-
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	-
April 3,2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	-
April 3,2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3,2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	-
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	-
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	-
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	-
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	-
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	-
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	-

August 5, 2020	AGAP Employees 2020-1	766,650	681,420	85,230	—	—	-
August 5, 2020	AGAP Management 2020-1	710,000	580,000	130,000	—	—	-
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	-
October 1, 2021	AGAP Employees 2021-1	1,066,600	454,520	612,080	—	—	-
October 1, 2021	AGAP Management 2021-1	610,000	194,000	416,000	—	—	-
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	351,000	—	1,020,500	1,020,500	—
December 12, 2022	AGA Perf Management 2022-1	550,000	25,000	—	525,000	525,000	—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	—
November 2, 2023	AGA New members 2023-1	25,000	—	—	25,000	25,000	—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	190,750	—	1,212,750	1,212,750	—
December 21, 2023	AGA Perf Management 2023-1	750,000	75,000	—	675,000	675,000	—
February 15, 2024	AGA New members 2024-1	25,000	25,000	—	—	—	—
June 10, 2024	AGA "Plan Epargne Entreprise" 2024	68,744	—	68,744	—	—	—
August 1, 2024	AGA Perf Management 2024-1	150,000	—	—	150,000	150,000	—
November 13, 2024	AGA employees 2024-1	370,560	10,920	—	359,640	359,640	—
November 13, 2024	AGA Perf Employees 2024-1	1,162,900	30,500	—	1,132,400	1,132,400	—
November 13, 2024	AGA Perf Management 2024-2	975,000	225,000	—	750,000	750,000	—
November 13, 2024	AGA Management 2024-1	200,000	—	—	200,000	200,000	—
May 7, 2025	AGA 2025-01	220,500	4,700	—	215,800	215,800	—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	—
September 11, 2024	Stock Options 2024-1	100,000	100,000	—	—	—	2.18
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	2.36
July 16, 2014	BSA 2014	150,000	75,000	75,000	—	—	8.65
April 27, 2015	BSA 2015-1	70,000	70,000	—	—	—	9.59
July 1, 2015	BSA 2015-2	14,200	14,200	—	—	—	14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	2.31
December 15, 2023	BSA 2023-1	50,000	12,000	—	38,000	38,000	2.26
	Total as of June 30, 2025	16,093,374	5,369,247	4,368,534	6,355,593	7,103,940